PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks 99.4%
Aerospace & Defense 1.1%
AAR Corp.*	5,400	$595,998
AerSale Corp.*	74,700	501,984
ATI, Inc.*	3,400	528,564
Park Aerospace Corp.	11,400	386,004
V2X, Inc.*	35,700	2,420,817
		4,433,367
Automobile Components 1.1%
Adient PLC*	18,700	393,635
Cooper-Standard Holdings, Inc.*	16,800	505,176
Dana, Inc.	48,900	1,782,405
Dauch Corp.*	36,700	209,557
Garrett Motion, Inc. (Switzerland)	53,600	1,372,696
Phinia, Inc.	6,500	468,975
		4,732,444
Automobiles 0.1%
Winnebago Industries, Inc.	16,200	528,282
Banks 14.0%
1st Source Corp.	13,800	1,014,714
Amalgamated Financial Corp.	27,000	1,103,760
Associated Banc-Corp.	121,400	3,418,624
Axos Financial, Inc.*	5,600	540,064
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	51,200	2,839,040
Bank7 Corp.	1,100	47,234
Bankwell Financial Group, Inc.	3,900	201,708
BayCom Corp.	3,800	113,924
Business First Bancshares, Inc.	35,500	971,990
Byline Bancorp, Inc.	13,200	424,380
California BanCorp	19,700	368,193
Cathay General Bancorp	47,400	2,655,822
CF Bankshares, Inc.	4,200	123,060
Citizens Community Bancorp, Inc.	12,500	259,375
Civista Bancshares, Inc.	57,300	1,425,051
Commercial Bancgroup, Inc.	2,000	57,920
Eagle Bancorp Montana, Inc.	20,100	444,612
Enterprise Financial Services Corp.	25,000	1,445,500
Financial Institutions, Inc.	21,300	725,691
First BanCorp. (Puerto Rico)	109,800	2,665,944
First Bank	11,700	173,628
First Business Financial Services, Inc.	6,000	337,200
First Financial Corp.	25,359	1,665,326
First Merchants Corp.	20,100	812,844
First Mid Bancshares, Inc.	28,200	1,186,938
First United Corp.	6,100	226,676
Firstsun Capital Bancorp*	34,700	1,226,992
FS Bancorp, Inc.	2,400	97,536
Fulton Financial Corp.	122,900	2,653,411
Hanmi Financial Corp.	39,678	1,186,769
HBT Financial, Inc.	8,300	230,408
Home Bancorp, Inc.	900	55,971
Meridian Corp.	14,000	263,480
Metropolitan Bank Holding Corp.	10,800	954,180
Northeast Community Bancorp, Inc.	48,800	1,170,956
Northpointe Bancshares, Inc.	46,900	836,227
OFG Bancorp (Puerto Rico)	45,000	2,068,200

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
OP Bancorp	50,600	$725,604
Parke Bancorp, Inc.	43,200	1,300,752
PCB Bancorp	12,100	291,973
Peoples Bancorp, Inc.	42,600	1,465,440
Peoples Financial Services Corp.	2,200	125,312
Preferred Bank	19,100	1,809,343
Provident Financial Services, Inc.	108,100	2,451,708
RBB Bancorp	5,800	139,896
S&T Bancorp, Inc.	26,463	1,167,812
Shore Bancshares, Inc.	123,300	2,379,690
Sierra Bancorp	8,600	310,288
Southern Missouri Bancorp, Inc.	800	54,592
Southside Bancshares, Inc.	12,000	396,360
Third Coast Bancshares, Inc.*	57,900	2,161,986
TriCo Bancshares	8,300	417,241
Trustmark Corp.	6,900	306,153
United Community Banks, Inc.	9,700	323,301
Unity Bancorp, Inc.	6,700	350,276
Univest Financial Corp.	65,300	2,480,747
Valley National Bancorp	43,000	583,510
WSFS Financial Corp.	36,100	2,598,117
		57,833,449
Biotechnology 4.6%
ACADIA Pharmaceuticals, Inc.*	10,400	233,480
AnaptysBio, Inc.*	3,600	236,628
Aurinia Pharmaceuticals, Inc. (Canada)*	63,400	975,409
BioCryst Pharmaceuticals, Inc.*	32,300	295,868
CareDx, Inc.*	20,200	420,362
Celcuity, Inc.*	2,500	303,375
CRISPR Therapeutics AG (Switzerland)*	12,300	643,782
Cytokinetics, Inc.*	18,100	1,157,857
Denali Therapeutics, Inc.*	7,900	147,888
Design Therapeutics, Inc.*	41,100	558,960
Dianthus Therapeutics, Inc.*	2,100	184,380
Emergent BioSolutions, Inc.*	106,000	872,380
Enanta Pharmaceuticals, Inc.*	33,700	468,093
Erasca, Inc.*	63,800	679,470
Exelixis, Inc.*	21,600	960,336
First Tracks Biotherapeutics, Inc.*	3,600	83,772
GRAIL, Inc.*	8,000	435,840
Ironwood Pharmaceuticals, Inc.*	267,100	1,101,787
Kodiak Sciences, Inc.*	2,700	117,396
MiMedx Group, Inc.*	38,900	130,704
Mineralys Therapeutics, Inc.*	6,300	167,895
Monte Rosa Therapeutics, Inc.*	31,800	608,970
Oruka Therapeutics, Inc.*	3,200	218,912
Praxis Precision Medicines, Inc.*	5,200	1,657,916
PTC Therapeutics, Inc.*	11,500	748,190
Puma Biotechnology, Inc.*	142,300	1,068,673
Relay Therapeutics, Inc.*	13,900	180,144
Rigel Pharmaceuticals, Inc.*	13,700	395,930
Tango Therapeutics, Inc.*	12,900	278,898
Travere Therapeutics, Inc.*	14,200	598,104
United Therapeutics Corp.*	1,300	742,755
Vaxcyte, Inc.*	21,800	1,247,832
Veracyte, Inc.*	17,000	559,640
Zymeworks, Inc.*	14,200	391,068
		18,872,694

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Broadline Retail 0.3%
Kohl’s Corp.	81,900	$1,160,523
Building Products 0.4%
Advanced Drainage Systems, Inc.	2,500	373,125
Janus International Group, Inc.*	129,200	671,840
UFP Industries, Inc.	4,800	429,552
		1,474,517
Capital Markets 0.7%
Artisan Partners Asset Management, Inc. (Class A Stock)	29,800	1,115,712
Marex Group PLC (United Kingdom)	27,500	1,467,125
Virtu Financial, Inc. (Class A Stock)	2,000	99,320
Virtus Investment Partners, Inc.	1,700	247,435
		2,929,592
Chemicals 1.2%
Avient Corp.	72,800	2,699,424
Core Molding Technologies, Inc.*	26,100	703,395
Ecovyst, Inc.*	9,200	130,456
HB Fuller Co.	6,500	393,380
Mativ Holdings, Inc.	79,000	733,120
Perimeter Solutions, Inc.*	13,400	406,020
		5,065,795
Commercial Services & Supplies 1.9%
ACCO Brands Corp.	31,500	101,115
Cimpress PLC (Ireland)*	13,400	1,185,364
Deluxe Corp.	93,200	2,903,180
Healthcare Services Group, Inc.*	22,800	488,148
Interface, Inc.	52,200	1,455,336
MillerKnoll, Inc.	53,200	855,456
Pitney Bowes, Inc.	55,500	858,030
		7,846,629
Communications Equipment 0.8%
NetScout Systems, Inc.*	43,100	1,452,470
Viasat, Inc.*	24,900	1,641,159
Vistance Networks, Inc.*	25,200	322,434
		3,416,063
Construction & Engineering 2.5%
Arcosa, Inc.	1,900	240,293
Concrete Pumping Holdings, Inc.*	16,800	133,056
Fluor Corp.*	54,200	2,891,570
NWPX Infrastructure, Inc.*	33,200	3,264,888
Primoris Services Corp.	4,900	887,635
Tutor Perini Corp.	26,600	2,471,672
Valmont Industries, Inc.	960	487,718
		10,376,832
Consumer Finance 2.3%
Atlanticus Holdings Corp.*	7,400	587,634
Bread Financial Holdings, Inc.	45,900	3,891,402
Encore Capital Group, Inc.*	8,100	670,437
LendingClub Corp.*	36,100	616,227

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
LendingTree, Inc.*	9,800	$485,982
Oportun Financial Corp.*	64,000	389,760
PROG Holdings, Inc.	76,500	2,740,995
		9,382,437
Consumer Staples Distribution & Retail 1.1%
Andersons, Inc. (The)	5,800	455,532
Ingles Markets, Inc. (Class A Stock)	1,300	118,911
Natural Grocers by Vitamin Cottage, Inc.	1,500	43,440
United Natural Foods, Inc.*	28,100	1,405,562
Village Super Market, Inc. (Class A Stock)	40,400	1,740,836
Weis Markets, Inc.	8,900	624,602
		4,388,883
Containers & Packaging 0.5%
Ardagh Metal Packaging SA	32,900	126,665
Greif, Inc. (Class A Stock)	32,400	2,113,776
		2,240,441
Distributors 0.5%
GigaCloud Technology, Inc. (Class A Stock)*	42,700	1,899,723
Diversified Consumer Services 1.2%
Frontdoor, Inc.*	900	61,767
Laureate Education, Inc.*	13,200	397,254
Perdoceo Education Corp.	56,300	1,910,822
Phoenix Education Partners, Inc.	6,000	168,120
Strategic Education, Inc.	28,700	2,250,080
		4,788,043
Diversified REITs 0.6%
American Assets Trust, Inc.	110,100	2,283,474
Diversified Telecommunication Services 0.1%
ATN International, Inc.	3,800	106,134
IDT Corp. (Class B Stock)	5,300	265,795
		371,929
Electric Utilities 1.8%
Hawaiian Electric Industries, Inc.*	103,000	1,552,210
Otter Tail Corp.	27,300	2,436,252
Portland General Electric Co.	65,800	3,416,994
		7,405,456
Electrical Equipment 1.5%
Allient, Inc.	12,500	952,250
Atkore, Inc.	17,600	1,375,440
EnerSys	10,900	2,324,534
Nextpower, Inc. (Class A Stock)*	2,400	285,912
Sensata Technologies Holding PLC	10,000	416,400
Sunrun, Inc.*	66,600	847,818
		6,202,354

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 4.0%
Benchmark Electronics, Inc.	28,300	$2,322,015
CTS Corp.	11,200	639,520
Daktronics, Inc.*	47,400	931,884
ePlus, Inc.	15,500	1,312,695
Ingram Micro Holding Corp.	20,200	621,554
Insight Enterprises, Inc.*	4,800	349,920
Jabil, Inc.	500	168,745
Kimball Electronics, Inc.*	74,400	2,009,544
Sanmina Corp.*	8,800	1,916,816
ScanSource, Inc.*	49,100	2,018,992
TTM Technologies, Inc.*	27,300	4,319,406
		16,611,091
Energy Equipment & Services 3.3%
Bristow Group, Inc.	38,300	1,881,679
Liberty Energy, Inc.	25,900	875,161
Nabors Industries Ltd.*	28,600	2,934,646
National Energy Services Reunited Corp.*	70,200	1,750,788
Oceaneering International, Inc.*	32,900	1,235,066
Oil States International, Inc.*	83,100	953,988
Patterson-UTI Energy, Inc.	166,300	2,032,186
Ranger Energy Services, Inc. (Class A Stock)	82,500	1,440,450
Tidewater, Inc.*	2,500	223,325
Transocean Ltd.*	17,100	116,622
		13,443,911
Entertainment 0.0%
Playtika Holding Corp.	11,700	42,764
Financial Services 2.0%
Enact Holdings, Inc.	40,800	1,743,384
Jackson Financial, Inc. (Class A Stock)	19,800	2,292,246
NMI Holdings, Inc.*	8,300	321,293
Pagseguro Digital Ltd. (Brazil) (Class A Stock)	64,700	648,294
Radian Group, Inc.	94,566	3,388,300
		8,393,517
Food Products 0.6%
Fresh Del Monte Produce, Inc.	34,300	1,436,827
Seneca Foods Corp. (Class A Stock)*	7,300	1,020,978
		2,457,805
Gas Utilities 1.8%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	9,300	344,100
National Fuel Gas Co.	11,800	995,684
New Jersey Resources Corp.	47,200	2,657,832
Northwest Natural Holding Co.	16,000	848,000
Southwest Gas Holdings, Inc.	18,100	1,702,305
Spire, Inc.	9,200	838,856
		7,386,777
Ground Transportation 0.1%
ArcBest Corp.	2,800	357,196
Health Care Equipment & Supplies 0.9%
CONMED Corp.	8,400	307,944

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Embecta Corp.	82,400	$753,960
LivaNova PLC*	13,600	817,360
Tactile Systems Technology, Inc.*	71,800	1,652,836
		3,532,100
Health Care Providers & Services 2.9%
AdaptHealth Corp.*	77,000	1,009,470
AMN Healthcare Services, Inc.*	32,300	661,181
Ardent Health, Inc.*	6,200	60,512
Aveanna Healthcare Holdings, Inc.*	277,500	1,814,850
Innovage Holding Corp.*	117,400	956,810
LifeStance Health Group, Inc.*	91,800	694,926
National HealthCare Corp.	15,700	2,720,653
PACS Group, Inc.*	24,900	835,395
Pediatrix Medical Group, Inc.*	112,800	2,539,128
Tenet Healthcare Corp.*	1,900	336,528
Universal Health Services, Inc. (Class B Stock)	1,800	302,886
		11,932,339
Hotel & Resort REITs 2.4%
Apple Hospitality REIT, Inc.	221,200	2,979,564
Braemar Hotels & Resorts, Inc.	88,700	214,654
Chatham Lodging Trust	32,000	277,760
DiamondRock Hospitality Co.	278,900	2,844,780
Host Hotels & Resorts, Inc.	53,000	1,119,890
Pebblebrook Hotel Trust	18,900	265,545
Xenia Hotels & Resorts, Inc.	140,700	2,289,189
		9,991,382
Hotels, Restaurants & Leisure 0.6%
BJ’s Restaurants, Inc.*(a)	18,700	718,080
Brightstar Lottery PLC	6,700	87,971
El Pollo Loco Holdings, Inc.*	111,900	1,512,888
		2,318,939
Household Durables 0.2%
Flexsteel Industries, Inc.	2,400	132,720
Hamilton Beach Brands Holding Co. (Class A Stock)	5,300	110,293
La-Z-Boy, Inc.	1,200	41,688
Sonos, Inc.*	22,700	336,641
Taylor Morrison Home Corp.*	4,400	267,256
		888,598
Household Products 0.3%
Central Garden & Pet Co. (Class A Stock)*	26,500	889,340
Spectrum Brands Holdings, Inc.	3,200	264,320
		1,153,660
Independent Power & Renewable Electricity Producers 0.0%
Hallador Energy Co.*	6,700	104,051

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Industrial REITs 0.5%
Innovative Industrial Properties, Inc.	21,600	$1,171,800
LXP Industrial Trust	17,700	901,284
		2,073,084
Insurance 3.2%
American Integrity Insurance Group, Inc.	20,000	392,000
CNO Financial Group, Inc.	26,000	1,155,700
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)	104,700	3,431,019
Heritage Insurance Holdings, Inc.*	59,400	1,741,608
Mercury General Corp.	16,500	1,605,615
SiriusPoint Ltd.*	74,900	1,753,409
Slide Insurance Holdings, Inc.*	79,900	1,490,135
United Fire Group, Inc.	14,100	568,512
Universal Insurance Holdings, Inc.	25,500	1,010,565
		13,148,563
Interactive Media & Services 0.2%
Bumble, Inc. (Class A Stock)*	48,500	201,275
EverQuote, Inc. (Class A Stock)*	9,100	131,222
MediaAlpha, Inc. (Class A Stock)*	4,200	35,742
Ziff Davis, Inc.*	6,600	302,016
		670,255
IT Services 0.5%
Everforth, Inc.*	34,700	732,170
Fastly, Inc. (Class A Stock)*	33,800	853,619
Information Services Group, Inc.	134,700	549,576
		2,135,365
Leisure Products 0.1%
MasterCraft Boat Holdings, Inc.*	10,600	247,510
Life Sciences Tools & Services 1.1%
10X Genomics, Inc. (Class A Stock)*	42,900	945,945
Adaptive Biotechnologies Corp.*	16,800	236,880
Azenta, Inc.*	13,700	336,609
Charles River Laboratories International, Inc.*	2,200	367,334
CryoPort, Inc.*	79,500	815,670
Medpace Holdings, Inc.*	2,120	887,559
Sotera Health Co.*	57,400	893,144
		4,483,141
Machinery 3.4%
3D Systems Corp.*	57,000	140,220
Aebi Schmidt Holding AG (Switzerland)	23,900	277,718
Astec Industries, Inc.	20,000	1,300,400
Blue Bird Corp.*	18,100	1,160,391
Douglas Dynamics, Inc.	38,200	1,762,166
Eastern Co. (The)	1,500	32,790
Enpro, Inc.	3,700	1,078,735
Greenbrier Cos., Inc. (The)	10,100	496,112
Helios Technologies, Inc.	14,200	971,280
Kennametal, Inc.	52,100	2,016,791
L.B. Foster Co. (Class A Stock)*	2,000	61,220
Luxfer Holdings PLC (United Kingdom)	38,600	580,930
Mueller Industries, Inc.	1,500	203,145

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Park-Ohio Holdings Corp.	2,500	$72,375
Proto Labs, Inc.*	11,200	725,872
Toro Co. (The)	700	66,619
Trinity Industries, Inc.	41,800	1,363,098
Wabash National Corp.	49,000	425,810
Worthington Enterprises, Inc.	27,500	1,492,425
		14,228,097
Marine Transportation 0.8%
Costamare, Inc. (Monaco)	106,700	1,773,354
Matson, Inc.	6,200	1,081,466
Pangaea Logistics Solutions Ltd.	71,700	549,222
		3,404,042
Media 1.4%
AMC Global Media, Inc. (Class A Stock)*	33,700	286,113
EchoStar Corp. (Class A Stock)*(a)	23,000	2,832,220
EW Scripps Co. (The) (Class A Stock)*	84,600	405,234
Gray Media, Inc.	243,300	1,372,212
John Wiley & Sons, Inc. (Class A Stock)	5,200	212,836
Scholastic Corp.	2,900	117,044
USA TODAY Co., Inc.*	57,400	415,002
		5,640,661
Metals & Mining 3.6%
Alcoa Corp.	6,400	408,256
Alpha Metallurgical Resources, Inc.*	2,900	540,705
Caledonia Mining Corp. PLC (South Africa)	13,600	311,440
Coeur Mining, Inc.*	155,100	2,787,147
Commercial Metals Co.	26,700	1,841,232
Constellium SE*	86,400	2,702,592
Hecla Mining Co.	96,200	1,733,524
Kaiser Aluminum Corp.	2,800	477,204
Materion Corp.	1,700	312,477
SSR Mining, Inc. (Canada)*	90,700	2,613,067
Tredegar Corp.*	13,900	133,440
Warrior Met Coal, Inc.	5,800	521,130
Worthington Steel, Inc.	12,600	484,218
		14,866,432
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Adamas Trust, Inc.	17,800	159,844
Angel Oak Mortgage REIT, Inc.	9,300	84,351
Chimera Investment Corp.	93,800	1,289,750
Invesco Mortgage Capital, Inc.(a)	137,200	1,115,436
MFA Financial, Inc.	39,500	404,875
Nexpoint Real Estate Finance, Inc.	7,000	100,940
TPG Mortgage Investment Trust, Inc.	141,900	1,119,591
		4,274,787
Multi-Utilities 0.7%
Avista Corp.	58,700	2,412,570
Black Hills Corp.	4,100	308,689
		2,721,259

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 6.1%
APA Corp.	16,100	$655,753
California Resources Corp.	38,400	2,621,184
CNX Resources Corp.*	34,100	1,326,831
Crescent Energy Co. (Class A Stock)	3,300	44,385
DHT Holdings, Inc.	13,000	240,240
Diversified Energy Co.	14,200	236,430
Dorian LPG Ltd.	6,300	242,865
Green Plains, Inc.*	24,100	418,858
International Seaways, Inc.	7,500	622,125
Magnolia Oil & Gas Corp. (Class A Stock)	49,600	1,499,904
Murphy Oil Corp.	20,400	851,904
Navigator Holdings Ltd.	30,400	662,720
Northern Oil & Gas, Inc.	28,900	784,924
Ovintiv, Inc.	22,500	1,384,875
Par Pacific Holdings, Inc.*	30,100	1,976,667
PBF Energy, Inc. (Class A Stock)	17,900	776,144
Peabody Energy Corp.	41,200	1,098,392
Riley Exploration Permian, Inc.	60,900	2,202,753
SandRidge Energy, Inc.	97,900	1,522,345
Scorpio Tankers, Inc. (Monaco)	10,300	837,699
SM Energy Co.	81,900	2,541,357
Talos Energy, Inc.*	46,400	738,688
Teekay Corp. Ltd. (Bermuda)	44,200	590,512
Teekay Tankers Ltd. (Canada) (Class A Stock)	17,900	1,406,045
		25,283,600
Passenger Airlines 0.8%
Allegiant Travel Co.*	15,200	1,149,728
SkyWest, Inc.*	24,268	1,992,888
		3,142,616
Pharmaceuticals 2.5%
Alumis, Inc.*	11,300	278,997
Amneal Pharmaceuticals, Inc.*	68,600	882,882
Amphastar Pharmaceuticals, Inc.*	13,200	289,872
Collegium Pharmaceutical, Inc.*	20,200	681,346
Corcept Therapeutics, Inc.*	9,400	437,288
Elanco Animal Health, Inc.*	16,800	375,816
Harmony Biosciences Holdings, Inc.*	24,000	750,240
Indivior Pharmaceuticals, Inc.*	40,600	1,493,268
Innoviva, Inc.*	58,300	1,340,317
Jazz Pharmaceuticals PLC*	2,400	487,248
Ligand Pharmaceuticals, Inc.*	5,500	1,261,975
Omeros Corp.*	16,200	236,520
Pacira BioSciences, Inc.*	12,200	310,978
Phibro Animal Health Corp. (Class A Stock)	13,500	717,930
Rapport Therapeutics, Inc.*	1,400	46,382
SIGA Technologies, Inc.	93,600	430,560
Supernus Pharmaceuticals, Inc.*	4,700	225,600
Theravance Biopharma, Inc.*	10,500	175,770
		10,422,989
Professional Services 0.4%
First Advantage Corp.*	16,500	210,540
IBEX Holdings Ltd.*	34,000	943,500

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Kforce, Inc.	4,500	$203,445
Upwork, Inc.*	16,800	173,880
		1,531,365
Real Estate Management & Development 1.9%
Cushman & Wakefield Ltd.*	150,300	2,110,212
Forestar Group, Inc.*	27,200	768,672
Jones Lang LaSalle, Inc.*	3,280	1,043,466
Newmark Group, Inc. (Class A Stock)	160,200	2,582,424
RE/MAX Holdings, Inc. (Class A Stock)*	110,800	1,185,560
St. Joe Co. (The)	3,000	193,710
		7,884,044
Retail REITs 1.6%
Brixmor Property Group, Inc.	19,400	583,746
CBL & Associates Properties, Inc.	63,200	2,845,264
Kite Realty Group Trust	64,400	1,684,704
SITE Centers Corp.	299,200	1,642,608
		6,756,322
Semiconductors & Semiconductor Equipment 3.6%
Cirrus Logic, Inc.*	5,900	962,172
Diodes, Inc.*	33,600	3,600,240
FormFactor, Inc.*	5,300	720,429
Ichor Holdings Ltd.*	40,800	2,691,576
Kulicke & Soffa Industries, Inc. (Singapore)	5,100	436,050
MKS, Inc.	4,200	1,191,750
Photronics, Inc.*	70,200	3,473,496
Synaptics, Inc.*	7,700	720,643
Ultra Clean Holdings, Inc.*	12,400	969,060
		14,765,416
Software 2.0%
8x8, Inc.*	334,800	642,816
Adeia, Inc.	34,800	1,108,380
Cerence, Inc.*	25,400	231,140
Cipher Digital, Inc.*	28,600	507,364
Consensus Cloud Solutions, Inc.*	61,000	1,578,680
eGain Corp.*	71,800	542,808
Mitek Systems, Inc.*	58,900	822,244
NCR Voyix Corp.*	11,800	81,302
Pegasystems, Inc.	22,700	829,685
RingCentral, Inc. (Class A Stock)	17,600	707,872
Riot Platforms, Inc.*	4,000	68,960
Telos Corp.*	43,900	187,453
Teradata Corp.*	38,900	1,025,015
		8,333,719
Specialized REITs 1.2%
EPR Properties	18,000	1,004,580
Millrose Properties, Inc.	12,800	392,576
Outfront Media, Inc.	41,700	1,286,445
Safehold, Inc.	136,795	2,191,456
		4,875,057

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 2.6%
Abercrombie & Fitch Co. (Class A Stock)*	400	$34,140
Academy Sports & Outdoors, Inc.	11,300	619,692
American Eagle Outfitters, Inc.	85,500	1,489,410
Arko Corp.	58,100	383,460
Asbury Automotive Group, Inc.*	7,200	1,466,568
Bath & Body Works, Inc.	21,400	416,016
Buckle, Inc. (The)	700	38,927
Genesco, Inc.*	5,800	205,842
Haverty Furniture Cos., Inc.	8,500	188,190
Petco Health & Wellness Co., Inc.*	296,400	841,776
Sally Beauty Holdings, Inc.*	90,800	1,287,544
Signet Jewelers Ltd.	2,500	222,575
Urban Outfitters, Inc.*	33,700	2,370,458
Victoria’s Secret & Co.*	5,400	279,882
Zumiez, Inc.*	33,500	823,095
		10,667,575
Technology Hardware, Storage & Peripherals 0.5%
Corsair Gaming, Inc.*	32,000	217,280
Diebold Nixdorf, Inc.*	11,200	860,272
Immersion Corp.	61,900	379,447
Sandisk Corp.*	500	548,255
		2,005,254
Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc.	4,400	158,928
Crocs, Inc.*	5,300	540,494
G-III Apparel Group Ltd.	20,800	648,752
Kontoor Brands, Inc.	1,100	80,696
Rocky Brands, Inc.	26,900	986,423
		2,415,293
Tobacco 0.1%
Universal Corp.	7,100	380,418
Trading Companies & Distributors 1.6%
Boise Cascade Co.	16,800	1,331,736
Custom Truck One Source, Inc.*	20,000	197,000
Hudson Technologies, Inc.*	115,600	723,656
NPK International, Inc.*	126,100	2,061,735
Rush Enterprises, Inc. (Class A Stock)	33,400	2,472,602
		6,786,729
Water Utilities 0.0%
California Water Service Group	4,300	181,632

Total Common Stocks (cost $324,303,117)		409,572,282
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell 2000 Value ETF (cost $1,167,519)	6,000	1,246,500

Total Long-Term Investments (cost $325,470,636)		410,818,782

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value

Short-Term Investments 1.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	1,835,134	$1,835,134
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $4,210,203; includes $4,203,072 of cash collateral for securities on loan)(b)(wb)	4,213,085	4,210,558

Total Short-Term Investments (cost $6,045,337)		6,045,692

TOTAL INVESTMENTS 101.2% (cost $331,515,973)		416,864,474
Liabilities in excess of other assets (1.2)%		(4,797,183)

Net Assets 100.0%		$412,067,291

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,178,375; cash collateral of $4,203,072 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).